                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 Rivus Bond Fund
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2009

                                                                                                      SHARES          VALUE
                                                                                                 --------------   -------------
COMMON STOCK (0.05%)
MEDIA (0.05%)
World Color Press, Inc.(a)                                                                                6,344   $      58,941
                                                                                                 --------------   -------------
TOTAL COMMON STOCK (Cost of $68,750)                                                                                     58,941
                                                                                                                  -------------

                                                                                  MOODY'S/
                                                                                 STANDARD &        PRINCIPAL
                                                                              POOR'S RATING(b)   AMOUNT (000'S)
                                                                              ----------------   --------------
CORPORATE DEBT SECURITIES (86.66%)
AUTOMOTIVE (2.72%)
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30                                         Caa1/CCC      $        1,000         920,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                                  Caa1/CCC                 500         442,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13                        B3/B-                 1,000         998,494
General Motors Acceptance Corp. LLC, Sr. Unsec. Notes, 7.25%,
   03/02/11, 144A                                                                   Ca/CCC                  633         626,670
Goodyear Tire & Rubber Co., Sr. Unsec. Notes, 10.50%, 05/15/16                      B1/B+                   250         276,250
                                                                                                                  -------------
                                                                                                                      3,263,914
                                                                                                                  -------------
CHEMICALS (1.55%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19                               Baa3/BBB-                 500         596,572
Grupo Petrotemex SA de CV, Sr. Unsec. Notes, 9.50%, 08/19/14, 144A                  NA/BB                   500         512,500
Nova Chemicals Co., Sr. Unsec. Notes, 6.50%, 01/15/12                               B1/B+                   500         502,500
Westlake Chemicals, Gtd., 6.625%, 01/15/16                                          Ba3/BB                  250         239,063
                                                                                                                  -------------
                                                                                                                      1,850,635
                                                                                                                  -------------
DIVERSIFIED FINANCIAL SERVICES (18.64%)
American Express Co., Sr. Unsec. Notes, 7.00%, 03/19/18                            A3/BBB+                1,000       1,101,272
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                                  A3/A-                 1,000         987,102
BNP Paribas, Sub. Notes, 5.186%, 06/29/15, 144A(c),(d)                               A3/A                 1,000         824,415
Capital One Capital V, Co. Gty., 10.25%, 08/15/39                                  Baa2/BB                1,500       1,743,750
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/37(c),(d)                            Baa3/B+                  500         481,250
Citigroup Inc., Sr. Unsec. Notes,, 6.01%, 01/15/15                                   A3/A                 1,000       1,021,098
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19                                       A3/A                   500         577,376
Cobank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                                      NR/A                   500         541,764
Export-Import Bank of Korea, Sr. Notes, 8.125%, 01/21/14                             A2/A                   500         580,444
FleetBoston Financial Corp., Sub. Notes, 6.875%, 01/15/28                           A3/A-                   500         495,598
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39                 Aa2/AA+                1,000       1,032,685
General Electric Capital Corp., Sr. Unsec. Notes, 6.125%, 02/22/11                 Aa2/AA+                1,000       1,056,698
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27, 144A                      NR/A-                 2,500       2,387,595
HSBC Finance Corp., Sr. Unsec. Notes, 6.75%, 05/15/11                                A3/A                 1,000       1,056,878
ICICI Bank Ltd., Sr. Unsec. Notes, 5.50%, 03/25/15, 144A                          Baa2/BBB-               1,000         995,300
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                                Aa2/A+                1,000       1,070,674
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                             Aaa/AA+                  500         535,989
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                                    A2/A                 1,000       1,077,438
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                               A3/A-                   500         549,369
National Agricultural Cooperative Federation, Sr. Notes, 5.00%,
   09/30/14, 144A                                                                    A2/A                   500         518,215
Sanwa Bank Ltd., Sr. Sub. Notes, 7.40%, 06/15/11                                    Aa3/A                   500         539,165
UBS PFD Funding Trust I, Co. Gty., 8.622%, 10/01/10(c),(d)                        Baa3/BBB-               1,000         930,470
UBS PFD Funding Trust V, Co. Gty., 6.243%, 05/15/16(c),(d)                        Baa3/BBB-                 500         391,250
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/15/11(c),(d)                       Ba1/A-                1,000         765,000
Wells Fargo Capital XV, 9.75%, 09/26/13(c),(d)                                      Ba1/A-                1,000       1,070,000
                                                                                                                  -------------
                                                                                                                     22,330,795
                                                                                                                  -------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                  MOODY'S/
                                                                                 STANDARD &        PRINCIPAL
                                                                              POOR'S RATING(b)   AMOUNT (000'S)      VALUE
                                                                              ----------------   --------------   -------------
ENERGY (10.91%)
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.95%, 09/15/16                       Baa3/BBB-      $          700   $     757,188
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                                    A3/A-                    500         607,752
Florida Gas Transmission Co., LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A        Baa2/BBB                  150         178,257
Gaz Capital SA, Notes, 8.125%, 07/31/14, 144A                                     Baa1/BBB                  500         530,000
KazMunaiGaz Finance Sub BV, Co. Gty., 11.75%, 01/23/15, 144A                      Baa2/BB+                  500         602,500
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19                               Baa1/BBB+                  500         612,358
NiSource Finance Corp., Co. Gty., 10.75%, 03/15/16                               Baa3/BBB-                  250         308,046
ONEOK Partners LP, Sr. Notes, 8.625%, 03/01/19                                    Baa2/BBB                  375         452,547
Petrobras International Finance Co., Sr. Unsub. Notes, 6.125%,
   10/06/16                                                                       Baa1/BBB-                 500         536,250
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19                                    Baa1/BBB                  250         289,375
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec., 9.75%, 08/14/19,
   144A                                                                           Baa3/BBB                  500         559,375
Pride International, Inc., Sr. Unsec. Notes, 8.50%, 06/15/19                      Ba1/BBB-                  500         577,500
SEACOR Holdings, Inc., Sr. Notes, 7.375%, 10/01/19                                Ba1/BBB-                1,000       1,012,343
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19                          Aa1/AA                 1,000         987,986
Transocean, Inc., Sr. Unsec. Notes, 7.50%, 04/15/31                              Baa2/BBB+                  500         570,356
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39                           Baa2/BBB                  500         642,387
Weatherford International, Inc., Co. Gty., 6.80%, 06/15/37                       Baa1/BBB+                  600         594,809
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                              A2/A                  2,539       3,247,457
                                                                                                                  -------------
                                                                                                                     13,066,486
                                                                                                                  -------------
FOOD AND BEVERAGE (0.12%)
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19                              Baa2/BBB-                  125         142,488
                                                                                                                  -------------
GAMING, LODGING & LEISURE (0.51%)
Wynn Las Vegas LLC, 7.875%, 11/01/17, 144A                                        Ba2/BB+                   125         126,563
Wynn Las Vegas LLC, 6.625%, 12/01/14                                              Ba3/BB+                   500         483,125
                                                                                                                  -------------
                                                                                                                        609,688
                                                                                                                  -------------
HEALTHCARE (1.25%)
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20                        Ba1/BBB-                  500         510,888
Fresenius US Finance II, Inc., Co. Gty, 9.00%, 07/15/15, 144A                      Ba1/BB                   250         275,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 05/15/16               B3/B-                    150         153,750
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18                  A1/AA                    500         562,510
                                                                                                                  -------------
                                                                                                                      1,502,148
                                                                                                                  -------------
INDUSTRIAL (3.21%)
Anixter, Inc., Co. Gty., 10.00%, 03/15/14                                         Ba2/BB+                   250         276,250
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20                       Baa3/BBB-                  500         494,682
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17                                      Ba2/B+                   250         243,438
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A                 Baa2/BBB                1,000       1,040,891
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15                              Ba2/BB+                 1,000       1,003,750
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13                              Ba2/BB+                   250         252,500
Sealed Air Corp., Sr. Notes, 7.875%, 06/15/17, 144A                               Baa3/BB+                  500         532,581
                                                                                                                  -------------
                                                                                                                      3,844,092
                                                                                                                  -------------
INSURANCE (7.72%)
AIG SunAmerica Global Finance VI, Sr. Sec. Notes, 6.30%, 05/10/11,
144A                                                                               A1/A+                  1,000         994,687
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                           A3/A-                    750         671,335
American International Group, Inc., 8.175%, 05/15/38(c),(d)                       Ba2/BBB                 1,000         660,000
Hartford Financial Services Group, Inc., Sr. Unsec. Notes, 6.00%,
   01/15/19                                                                       Baa3/BBB                  500         486,889
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/38, 144A(c),(d)               Baa3/BB                 1,000       1,060,000
Massachusetts Mutual Life Insurance Co., Notes, 8.875%, 06/01/39, 144A             A1/AA-                   500         613,224
Metlife Capital Trust X, 9.25%, 04/08/33, 144A(c),(d)                             Baa2/BBB                  500         565,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39                                   Baa2/BBB                  500         615,713
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11(e)                               WR/NR                  1,500       1,555,500

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                  MOODY'S/
                                                                                 STANDARD &        PRINCIPAL
                                                                              POOR'S RATING(b)   AMOUNT (000'S)      VALUE
                                                                              ----------------   --------------   -------------
INSURANCE (CONTINUED)
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/18(c),(d)               Baa3/BBB+      $        1,000   $   1,060,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/17(c),(d)                        A3/BBB                  500         455,495
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                                      Baa2/BBB+                 500         517,427
                                                                                                                  -------------
                                                                                                                      9,255,270
                                                                                                                  -------------
MEDIA (8.70%)
Comcast Corp., Gtd., 7.05%, 03/15/33                                              Baa1/BBB+               2,000       2,183,668
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                                WR/BBB+                2,000       2,291,090
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%, 07/15/17                Ba3/B+                   500         555,000
News America Holdings, Inc., Co. Gty., 7.90%, 12/31/95                            Baa1/BBB+               1,400       1,506,438
Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 02/01/23                               Baa2/BBB               3,000       3,620,502
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                          Baa3/BBB-                 250         269,635
World Color Press, Inc., Escrow Notes, --%, 12/01/49                                NA/NA                 1,000              --
                                                                                                                  -------------
                                                                                                                     10,426,333
                                                                                                                  -------------
MINING (3.05%)
Anglo American Capital, Co. Gty., 9.375%, 04/08/19, 144A                           Baa1/BBB                 500         635,105
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18                       Baa1/A-                  500         557,828
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17                           Ba2/BBB-                 500         547,500
Newmont Mining Corp., Co. Gty., 6.25%, 10/01/39                                   Baa2/BBB+                 500         500,598
Teck Cominco Ltd., Sr. Unsec. Notes, 6.125%, 10/01/35                              Ba2/BB+                1,000         895,000
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                     Baa2/BBB+                 500         521,558
                                                                                                                  -------------
                                                                                                                      3,657,589
                                                                                                                  -------------
PAPER (1.48%)
Abitibi-Consolidated, Inc., Sr. Unsec. Notes, 8.85%, 08/01/30(f)                    WR/NR                   500          72,500
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                              Ba2/BB                2,000       1,705,000
                                                                                                                  -------------
                                                                                                                      1,777,500
                                                                                                                  -------------
REAL ESTATE INVESTMENT TRUST (REIT) (6.61%)
AvalonBay Communities, Inc., Sr. Unsec. Notes, 6.10%, 03/15/20                    Baa1/BBB+                 500         510,579
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19                                  Baa2/BBB                 500         522,478
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18                                  Baa2/BBB                 500         473,540
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17                Baa1/BBB+                 290         283,991
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.65%, 06/01/16                Baa1/BBB+                 210         202,417
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13                Baa1/BBB+                 750         760,331
First Industrial LP, Sr. Unsec. Notes, 7.50%, 12/01/17                              Ba3/BB                  200         156,698
Host Marriott LP, Sr. Sec. Notes, 7.00%, 08/15/12                                  Ba1/BB+                  500         508,125
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                                    Baa2/BBB               1,000         958,091
Mack-Cali Realty Corp., Sr. Unsec. Notes, 7.75%, 08/15/19                          Baa2/BBB                 665         688,112
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15              Baa2/BBB-                500         501,266
Prologis, Sr. Unsec. Notes, 5.50%, 04/01/12                                       Baa2/BBB-                 500         506,183
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18                         A3/A-                   750         761,991
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A                                   A2/A-                   500         536,871
WEA Finance, LLC, Sr. Notes, 7.125%, 04/15/18, 144A                                 A2/A-                   500         546,669
                                                                                                                  -------------
                                                                                                                      7,917,342
                                                                                                                  -------------
RETAIL & RESTAURANT (1.24%)
Autonation, Inc., Co. Gty., 7.00%, 04/15/14                                        Ba2/BB+                  250         258,125
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16                       Baa3/BBB                 500         545,850
Levi Strauss & Co., Sr. Unsec. Notes, 8.875%, 04/01/16                              B2/B+                   500         523,125
Limited Brands, Inc., Sr. Notes, 8.50%, 06/15/19, 144A                             Ba2/BB                   150         163,125
                                                                                                                  -------------
                                                                                                                      1,490,225
                                                                                                                  -------------
TELECOMMUNICATIONS (8.67%)
Deutsche Telekom International Finance BV, Gtd., 8.75%, 06/15/30                   Baa1/BBB+              2,000       2,572,220
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18                   Ba2/BB                  500         506,250
GTE Corp., Co. Gty., 6.94%, 04/15/28                                                Baa1/A                1,500       1,538,842

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                  MOODY'S/
                                                                                 STANDARD &        PRINCIPAL
                                                                              POOR'S RATING(b)   AMOUNT (000'S)       VALUE
                                                                              ----------------   --------------   -------------
TELECOMMUNICATIONS (CONTINUED)
NII Capital Corp., Co. Gty., 10.00%, 08/15/16, 144A                                B1/BB-        $          500   $     523,750
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35                                    Ba1/BBB-                  500         440,000
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26                                    Ba1/BBB-                1,000         905,000
Sprint Capital Corp, 8.75%, 03/15/32                                               Ba3/BB                 1,000         942,500
Valor Telecommunications Enterprises Finance Corp., Co. Gty., 7.75%,
   02/15/15                                                                       Baa3/BBB-               1,000       1,030,000
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30                     A3/A                  1,646       1,933,685
                                                                                                                  -------------
                                                                                                                     10,392,247
                                                                                                                  -------------
TRANSPORTATION (3.91%)
BNSF Funding Trust I, Co. Gty., 6.613%, 01/15/26(c),(d)                           Baa3/BBB-                 250         240,000
Erac USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                            Baa2/BBB                1,500       1,468,212
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                          Baa2/BBB                1,750       2,024,790
GATX Corp., Notes, 4.75%, 10/01/12                                                Baa1/BBB+                 500         510,569
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16                                        Ba2/BB+                  500         441,250
                                                                                                                  -------------
                                                                                                                      4,684,821
                                                                                                                  -------------
UTILITIES (6.37%)
Avista Corp., 5.125%, 04/01/22                                                    Baa1/BBB+                 500         490,258
Avista Corp., 5.95%, 06/01/18                                                     Baa1/BBB+                 500         523,747
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%, 11/30/17                 Baa2/A-                  500         537,574
FPL Group Capital, Inc., Co. Gty., Series D, 7.30%, 09/01/17(c),(d)                A3/BBB+                  500         490,000
Hydro-Quebec, Gtd., 8.25%, 04/15/26                                                Aa2/A+                 1,550       1,910,597
MidAmerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29                          A3/BBB+                  500         542,339
NSTAR, Unsec. Notes, 8.00%, 02/15/10                                                A2/A                    500         503,983
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21                                Baa1/BBB                1,000       1,002,675
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                                 Baa1/BBB                  500         530,085
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                           A3/AAA                   500         526,761
Toledo Edison Co., 7.25%, 05/01/20                                                Baa1/BBB+                 500         570,567
                                                                                                                  -------------
                                                                                                                      7,628,586
                                                                                                                  -------------
TOTAL CORPORATE DEBT SECURITIES (Cost of $98,126,012)                                                               103,840,159
                                                                                                                  -------------
RESIDENTIAL MORTGAGE-BACKED SECURITIES (4.83%)
FHLMC Pool # A15675, 6.00%, 11/01/33                                               Aaa/AAA                  805         859,843
FHLMC Pool # B11892, 4.50%, 01/01/19                                               Aaa/AAA                  926         964,250
FNMA Pool # 754791, 6.50%, 12/01/33                                                Aaa/AAA                1,004       1,083,488
FNMA Pool # 763852, 5.50%, 02/01/34                                                Aaa/AAA                1,683       1,768,654
FNMA Pool # 889554, 6.00%, 04/01/38                                                Aaa/AAA                  735         778,870
GNSF Pool # 417239, 7.00%, 02/15/26                                                Aaa/AAA                   39          42,808
GNSF Pool # 780374, 7.50%, 12/15/23                                                Aaa/AAA                   19          21,934
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class
   1A19, 6.00%, 07/25/37                                                            B2/NR                   320         268,811
                                                                                                                  -------------
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $5,478,125)                                                     5,788,658
                                                                                                                  -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (5.89%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37,
   144A                                                                            Aaa/AAA                  700         719,250
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AM,
   5.773%, 05/10/45(c)                                                              NA/A                    760         606,075
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%,
   04/15/47(c)                                                                     Aaa/NA                   500         406,687
Developers Diversified Realty Corp. 09-Ddr1C, 6.223%, 10/14/22                      A2/A                    500         499,882
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-
   CB16, Class A4, 5.552%, 05/12/45                                                Aaa/AAA                1,000         950,517
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-
   CB20, Class A4, 5.794%, 02/12/51(c)                                              Aaa/A+                  880         767,653
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%,
   02/15/40                                                                         NA/A+                   970         803,286

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                  MOODY'S/
                                                                                 STANDARD &        PRINCIPAL
                                                                              POOR'S RATING(b)   AMOUNT (000'S)       VALUE
                                                                              ----------------   --------------   -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%,
   02/15/40                                                                         NA/A+        $        1,375   $   1,187,710
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%,
   12/12/49                                                                         NR/A+                   750         639,036
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3,
   5.679%, 10/15/48                                                                Aaa/AAA                  500         472,984
                                                                                                                  -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $6,225,464)                                                      7,053,080
                                                                                                                  -------------
ASSET BACKED SECURITIES (0.70%)
CPS Auto Trust, Series 2007-C, Class A3, 5.43%, 05/15/12, 144A                      Aa3/AAA                 372         377,765
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
   03/25/38                                                                        Aa3/AAA                  381         371,383
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.79%,
   12/22/25, 144A                                                                  Aaa/AAA                   88          90,933
                                                                                                                  -------------
TOTAL ASSET BACKED SECURITIES (Cost of $840,318)                                                                        840,081
                                                                                                                  -------------

                                                                                                     SHARES
                                                                                                 --------------
PREFERRED STOCK (0.07%)
GMAC, Inc., 144A                                                                     Ca/C                   134          88,323
                                                                                                                  -------------
TOTAL PREFERRED STOCK (Cost of $42,177)                                                                                  88,323
                                                                                                                  -------------
WARRANTS (0.02%)
World Color Press, Inc. Strike price @ 13.00, 07/20/14 (a)                                                3,595          15,818
World Color Press, Inc. Strike price @ 16.30, 07/20/14 (a)                                                3,595           7,370
                                                                                                                  -------------
TOTAL WARRANTS (Cost of $9,922)                                                                                          23,188
                                                                                                                  -------------
TOTAL INVESTMENTS (98.22%)
(Cost $110,790,768) *                                                                                               117,692,430
                                                                                                                  -------------
OTHER ASSETS AND LIABILITIES (1.78%)                                                                                  2,136,385
                                                                                                                  -------------
NET ASSETS (100.00%)                                                                                              $ 119,828,815
                                                                                                                  =============

(a)  Non-income producing security.

(b) Ratings for debt securities are unaudited. All ratings are as of December 31, 2009 and may have changed subsequently.

(c)  Variable rate security. Rate disclosed is as of December 31, 2009.

(d)  Date shown is next call date.

(e)  Security was valued using fair value procedures as of December 31, 2009.

(f)  Security is in default.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2009, these securities amounted to 15.55% of net assets.

*    Aggregate cost for Federal income tax purposes $110,790,768.

Gross unrealized appreciation   $ 9,442,065
Gross unrealized depreciation    (2,540,403)
                                -----------
Net unrealized appreciation     $ 6,901,662
                                ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

LEGEND

Co. Gty. - Company Guaranty
Debs. - Debentures
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNSF - Government National Mortgage Association (Single Family)
Gtd. - Guaranteed
NA - Not Available
NR - Not Rated
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
WR - Withdrawn Rating

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                 RIVUS BOND FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 2009

                                   (UNAUDITED)

A. SECURITY VALUATION - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At December 31, 2009, Penn Central Corp. was valued using fair value procedures and represented 1.30% of net assets.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of December 31, 2009 is as follows:

                                                                      LEVEL 2       LEVEL 3
                                         TOTAL MARKET    LEVEL 1   SIGNIFICANT     SIGNIFICANT
                                           VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                                           12/31/09      PRICE        INPUTS         INPUTS
                                         ------------   --------   ------------   ------------
COMMON STOCK *                           $     58,941   $ 58,941   $        --     $       --
CORPORATE DEBT SECURITIES                 103,840,159         --    102,284,659     1,555,500
RESIDENTIAL MORTGAGE-BACKED SECURITIES      5,788,658         --      5,788,658            --
COMMERCIAL MORTGAGE-BACKED SECURITIES       7,053,080         --      7,053,080            --
ASSET BACKED SECURITIES                       840,081         --        840,081            --
PREFERRED STOCK                                88,323     88,323             --            --
WARRANTS                                       23,188         --         23,188            --
                                         ------------   --------   ------------    ----------
TOTAL INVESTMENTS                        $117,692,430   $147,264   $115,989,666    $1,555,500
                                         ------------   --------   ------------    ----------

*    See Schedule of Investments for industry breakout.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                    CORPORATE DEBT
                                      SECURITIES
                                    (MARKET VALUE)
                                    --------------
BALANCE AS OF MARCH 31, 2009          $1,288,500
Accrued discounts/premiums                (9,384)
Realized gain (loss)                          --
Change in unrealized appreciation
   (depreciation)                        276,384
Net purchases (sales)                         --
Transfer in and/or out of Level 3             --
                                      ----------
BALANCE AS OF DECEMBER 31, 2009       $1,555,500
                                      ==========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rivus Bond Fund


By (Signature and Title)* /s/ Clifford D. Corso
                          ----------------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 2/25/10
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford D. Corso
                          ----------------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 2/25/10
     -------------------


By (Signature and Title)* /s/ Marc D. Morris
                          ----------------------------------------
                          Marc D. Morris, Treasurer
                          (principal financial officer)

Date 2/25/10
     -------------------

* Print the name and title of each signing officer under his or her signature.